Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Schedule of Impact of Adopting Financial Instruments
The following table summarizes the impact of adopting IFRS 9 - Financial Instruments and IFRS 16 - Leases:

Consolidated Balance Sheet Impact	Dec 31, 2017	IFRS 9	IFRS 16	Jan 1, 2018
Mineral Property, Plant and Equipment	$395,205	$-	$211	$395,416
Accounts Payable and Accruals	3,630	-	211	3,841
Convertible Debt	49,067	1,346	-	50,413
Non-Convertible Debt	92,268	813	-	93,081
Equity Reserves	60,505	(210)	-	60,295
Deficit	$(132,497)	$(1,949)	$-	$(134,446)